Statement of cash flows, indirect method (Parentheticals) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Of which hyperinflation effect from operating activities	€ 2,044	€ 0
Of which hyperinflation effect from investing activities	489	0
Of which hyperinflation effect from financing activities	€ 0	€ 0